Taxation - Tax Effects of Components of Other Comprehensive Income (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax relating to components of other comprehensive income [Abstract]
Fair value gains/(losses) on financial instruments, Before tax		€ (61)	€ (15)
Remeasurements of defined benefit pension plans, Before tax		1,620	(1,221)
Currency retranslation gains/(losses), Before tax		(1,024)	217
Other comprehensive income, Before tax		535	(1,019)
Fair value gains/(losses) on financial instruments, Tax (charge)/credit		(14)
Remeasurements of defined benefit pension plans, Tax (charge)/credit		(338)	241
Currency retranslation gains/(losses),Tax (charge)/credit		41
Other comprehensive income, Tax (charge)/credit		(311)	241
Fair value gains/(losses) on financial instruments, After tax		(75)	(15)	€ 100
Remeasurements of defined benefit pension plans, After tax		1,282	(980)	884
Currency retranslation gains/(losses), After tax	[1]	(983)	217	€ (481)
Other comprehensive income, After tax		€ 224	€ (778)

[1]	Includes fair value gains/(losses) on net investment hedges and exchange differences in net investments in foreign operations of €(909) million (2016: €(365) million; 2015: €617 million).